Employee expenses - Schedule of Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Wages, salaries and other costs	$ 85,660	$ 78,748	$ 44,058
Social security costs	12,622	10,433	7,292
Expense recognized	50,637	60,555	42,928
Defined benefit plan costs	1,076	436	966
Defined contribution plan costs	3,019	1,894	727
Employee expenses	$ 153,014	$ 152,066	$ 95,971